LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
LOSS PER SHARE [Abstract]
Computation of Basic and Diluted Loss Per Share

	For the Years Ended December 31
	2014	2015	2016
	US$	US$	US$
Numerator:
Numerator for loss per share	(76,738)	(1,303)	(127,593)
Numerator for diluted loss per share	(76,738)	(1,303)	(127,593)
Denominator:
Weighted average number of common shares outstanding-basic	403,443,828	466,691,632	492,939,263
Dilutive effect of stock options and unvested restricted shares*	—	—	—
Weighted-average number of common shares outstanding, diluted	403,443,828	466,691,632	492,939,263
Basic net loss per Class A and Class B common share***	(0.1902)	(0.0028)	(0.2588)
Diluted net loss per Class A and Class B common share***	(0.1902)	(0.0028)	(0.2588)
Basic net loss per ADS**	(0.9510)	(0.0140)	(1.2940)
Diluted net loss per ADS**	(0.9510)	(0.0140)	(1.2940)

*
The potential dilutive securities that were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of 27,694,086, 9,325,104, and 5,678,630 respectively, for the years ended December 31, 2014, 2015 and 2016.

**
Each ADS represents five Class A common shares. The net loss per ADS for the years ended December 31, 2014, 2015 and 2016 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.

***	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.